Related Party Transactions (Details) - USD ($)				1 Months Ended			3 Months Ended			6 Months Ended		12 Months Ended
	Mar. 18, 2019	Nov. 12, 2018	Nov. 12, 2018	Mar. 04, 2019	Feb. 28, 2019	Feb. 27, 2019	Jun. 30, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Nov. 13, 2018
Related Party Transactions (Textual)
Business combination, description						(A) one year after the completion of a Business Combination or (B) subsequent to a Business Combination, (x) if the last sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.						(A) one year after the completion of a Business Combination or (B) subsequent to a Business Combination, (x) if the last sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Sponsor monthly fee						$ 10,000
Working capital loans							$ 1,500,000			$ 1,500,000		$ 1,500,000
Converted into warrants at price per warrant							$ 1.50			$ 1.50		$ 1.50
Fees for services							$ 30,000	$ 30,000		$ 60,000	$ 40,000	$ 100,000
Sponsor forfeited shares	187,500					812,500
Aggregate purchase price						$ 3,000
Accounts payable and accrued expenses							10,000			10,000
Class B
Related Party Transactions (Textual)
Issuance of common stock to sponsor							$ 700			$ 700		$ 700	$ 719
Sponsor forfeited shares									812,500			812,500
Over-Allotment Option [Member]
Related Party Transactions (Textual)
Aggregate shares held by sponsor subject to forfeiture												187,500		187,500
Founder Shares [Member]
Related Party Transactions (Textual)
Conversion ratio			One-for-one basis
Aggregate shares held by sponsor subject to forfeiture		937,500	937,500									750,000		937,500
Issued and outstanding shares, percentage		20.00%	20.00%											20.00%
Purchased sponsor, shares		7,187,500	7,187,500											7,187,500
Sponsor forfeited shares					812,500
Aggregate purchase price					$ 3,000
Aggregate purchase share price					$ 0.003	$ 0.003
Founder Shares [Member] | Class B
Related Party Transactions (Textual)
Issuance of common stock to sponsor		$ 25,000	$ 25,000											$ 25,000
Investor [Member]
Related Party Transactions (Textual)
Conversion ratio		One-for-one basis
Aggregate shares held by sponsor subject to forfeiture														750,000
Sponsor forfeited shares					812,500	812,500
Promissory Note - Related Party [Member] | Initial Public Offering [Member]
Related Party Transactions (Textual)
Aggregate purchase price		$ 300,000
Cover expenses			$ 300,000
Outstanding promissory note		$ 223,470		$ 223,470